UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.5%
Beverages: 2.7%
37,875	Monster Beverage Corp. *	$5,051,767
Biotechnology: 8.2%
47,575	Alexion Pharmaceuticals, Inc. *	6,623,391
65,400	Celgene Corp. *	6,545,886
6,750	Regeneron Pharmaceuticals, Inc. *	2,432,970
		15,602,247
Capital Markets: 5.3%
34,800	Affiliated Managers Group, Inc. *	5,651,520
142,875	Invesco, Ltd.	4,396,264
		10,047,784
Commercial Services & Supplies: 2.1%
31,500	Stericycle, Inc. *	3,974,985
Health Care Equipment & Supplies: 3.1%
9,825	Intuitive Surgical, Inc. *	5,905,316
Hotels, Restaurants & Leisure: 5.7%
84,550	Royal Caribbean Cruises, Ltd.	6,945,783
64,400	Starbucks Corp.	3,844,680
		10,790,463
Household Durables: 2.6%
112,000	Newell Rubbermaid, Inc.	4,960,480
Internet & Catalog Retail: 4.3%
6,350	Priceline Group, Inc. *	8,184,896
Internet Software & Services: 21.6%
101,050	Alibaba Group Holding, Ltd. - ADR*	7,985,981
14,450	Alphabet, Inc. - Class A *	11,023,905
1,035	Alphabet, Inc. - Class C *	771,023
103,375	Facebook, Inc. - Class A *	11,795,088
463,950	Tencent Holdings, Ltd. - ADR	9,483,138
		41,059,135
IT Services: 14.1%
165,050	Cognizant Technology Solutions Corp. - Class A *	10,348,635
27,850	FleetCor Technologies, Inc. *	4,142,687
64,325	MasterCard, Inc. - Class A	6,078,713
80,050	Visa, Inc. - Class A	6,122,224
		26,692,259
Multiline Retail: 4.1%
90,650	Dollar General Corp.	7,759,640
Pharmaceuticals: 15.6%
36,150	Allergan PLC *	9,689,285
85,950	Bristol-Myers Squibb Co.	5,490,486
37,900	Perrigo Co. PLC	4,848,547
33,700	Shire PLC - ADR	5,793,030
84,525	Zoetis, Inc.	3,746,993
		29,568,341

Professional Services: 3.2%
114,025	Nielsen Holdings PLC	6,004,557
Semiconductors & Semiconductor Equipment: 2.5%
59,950	NXP Semiconductors NV *	4,860,147
Software: 4.4%
89,800	Adobe Systems, Inc. *	8,423,240
TOTAL COMMON STOCKS
(Cost $158,004,510)		188,885,257
SHORT-TERM INVESTMENTS: 0.9%
1,687,618	Invesco Short-Term Investment Trust Treasury Portfolio - Institutional Class, 0.230% [1]	1,687,618
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,687,618)		1,687,618
TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $159,692,128)		190,572,875
Liabilities in Excess of Other Assets: (0.4)%		(769,742)
TOTAL NET ASSETS: 100.0%		$189,803,133

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of March 31, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc.
and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$159,983,163
Gross unrealized appreciation	37,552,627
Gross unrealized depreciation	(6,962,915)
Net unrealized appreciation	$30,589,712

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at March 31, 2016 (Unaudited)
The DSM Large Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$188,885,257	$-	$-	$188,885,257
Short-Term Investments	1,687,618	-	-	1,687,618
Total Investments in Securities	$190,572,875	$-	$-	$190,572,875

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2016.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.9%
Aerospace & Defense: 2.1%
1,920	Safran SA	$134,320
Banks: 4.3%
4,490	HDFC Bank, Ltd. - ADR	276,719
Beverages: 2.6%
1,255	Monster Beverage Corp. *	167,392
Biotechnology: 5.3%
930	Alexion Pharmaceuticals, Inc. *	129,475
2,125	Celgene Corp. *	212,691
		342,166
Capital Markets: 3.5%
3,160	Invesco, Ltd.	97,233
3,030	Julius Baer Group, Ltd.	130,143
		227,376
Food & Staples Retailing: 2.9%
103,400	CP ALL Public Company Limited	134,467
1,200	Seven & i Holdings Co., Ltd.	51,094
		185,561
Health Care Equipment & Supplies: 2.2%
235	Intuitive Surgical, Inc. *	141,247
Hotels, Restaurants & Leisure: 2.9%
2,285	Royal Caribbean Cruises, Ltd.	187,713
Household Durables: 2.1%
3,005	Newell Rubbermaid, Inc.	133,092
Internet & Catalog Retail: 3.5%
172	Priceline Group, Inc. *	221,701
Internet Software & Services: 19.7%
3,570	Alibaba Group Holding, Ltd. - ADR *	282,137
465	Alphabet, Inc. - Class A *	354,748
2,300	Facebook, Inc. - Class A *	262,430
17,925	Tencent Holdings, Ltd.	366,017
		1,265,332
IT Services: 12.6%
2,745	Cap Gemini SA	257,942
3,890	Cognizant Technology Solutions Corp. - Class A *	243,903
1,440	MasterCard, Inc. - Class A	136,080
2,235	Visa, Inc. - Class A	170,933
		808,858
Media: 1.9%
35,490	ITV PLC	122,945
Pharmaceuticals: 15.9%
960	Allergan PLC *	257,309
2,855	Bristol-Myers Squibb Co.	182,378
770	Perrigo Co. PLC	98,506
5,075	Shire PLC	288,569
2,560	UCB SA	195,872
		1,022,634

Professional Services: 2.6%
3,105	Nielsen Holdings PLC	163,509
Semiconductors & Semiconductor Equipment: 4.5%
10,330	ARM Holdings PLC	150,441
1,730	NXP Semiconductors NV *	140,251
		290,692
Software: 6.6%
2,320	Adobe Systems, Inc. *	217,616
2,340	Check Point Software Technologies, Ltd. *	204,680
		422,296
Textiles, Apparel & Luxury Goods: 4.7%
1,485	adidas AG	174,048
58,000	Anta Sports Products, Ltd.	127,703
		301,751
TOTAL COMMON STOCKS
(Cost $6,020,598)		6,415,304
SHORT-TERM INVESTMENTS: 0.2%
10,143	Invesco Short-Term Investment Trust Treasury Portfolio - Institutional Class, 0.230% [1]	10,143
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,143)		10,143

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $6,030,741)		6,425,447
Liabilities in Excess of Other Assets: (0.1)%		(4,697)
TOTAL NET ASSETS: 100.0%		$6,420,750

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of March 31, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc.
and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$6,031,701
Gross unrealized appreciation	681,626
Gross unrealized depreciation	(287,880)
Net unrealized appreciation	$393,746

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at March 31, 2016 (Unaudited)
The DSM Global Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$6,415,304	$-	$-	$6,415,304
Short-Term Investments	10,143	-	-	10,143
Total Investments in Securities	$6,425,447	$-	$-	$6,425,447

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2016.

Percentage
of Total
Net Assets
PORTFOLIO DIVERSIFICATION (Unaudited)
March 31, 2016
United States	42.8%
Ireland	10.0
France	6.1
China	5.7
Cayman Islands	4.4
Britain	4.3
India	4.3
Israel	3.2
Belgium	3.1
Liberia	2.9
Germany	2.7
Netherlands	2.2
Thailand	2.1
Hong Kong	2.0
Switzerland	2.0
Bermuda	1.5
Japan	0.8
Liabilities in excess of other assets	(0.1)
Total Net Assets	100.0%

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 94.2%
Aerospace & Defense: 2.6%
1,750	Safran SA	$122,427
Biotechnology: 4.9%
740	Alexion Pharmaceuticals, Inc. *	103,023
1,265	Celgene Corp. *	126,614
		229,637
Capital Markets: 11.0%
7,175	CI Financial Corp. *	158,554
5,845	Invesco, Ltd.	179,851
4,165	Julius Baer Group, Ltd.	178,893
		517,298
Electronic Equipment, Instruments & Components: 2.9%
3,520	Hexagon AB - Class B	137,015
Health Care Equipment & Supplies: 2.9%
1,090	Sonova Holding AG	139,204
Hotels, Restaurants & Leisure: 3.4%
1,940	Royal Caribbean Cruises, Ltd.	159,371
Household Durables: 2.9%
3,100	Newell Rubbermaid, Inc.	137,299
Insurance: 8.0%
48,400	AMP, Ltd.	214,814
2,660	Marsh & McLennan Companies, Inc.	161,702
		376,516
Internet & Catalog Retail: 3.4%
125	Priceline Group, Inc. *	161,120
Internet Software & Services: 13.9%
1,675	Alibaba Group Holding, Ltd. - ADR *	132,375
267	Alphabet, Inc. - Class A *	203,695
980	Facebook, Inc. - Class A *	111,818
10,300	Tencent Holdings, Ltd.	210,319
		658,207
IT Services: 7.1%
1,800	Cap Gemini SA	169,142
2,685	Cognizant Technology Solutions Corp. - Class A *	168,350
		337,492
Media: 4.6%
35,195	ITV PLC	121,923
4,110	WPP PLC	96,041
		217,964
Multiline Retail: 2.9%
1,600	Dollar General Corp.	136,960
Pharmaceuticals: 11.4%
730	Allergan PLC *	195,662
3,105	Bristol-Myers Squibb Co.	198,347
1,890	UCB SA	144,609
		538,618

Professional Services: 5.4%
4,810	Nielsen Holdings PLC	253,294
Software: 3.2%
1,620	Adobe Systems, Inc. *	151,956
Textiles, Apparel & Luxury Goods: 3.7%
1,500	adidas AG	175,806
TOTAL COMMON STOCKS
(Cost $4,197,853)		4,450,184
REAL ESTATE INVESTMENT TRUSTS: 5.6%
4,315	Lamar Advertising Co. - Class A	265,373
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $235,548)		265,373
SHORT-TERM INVESTMENTS: 0.4%
17,875	Invesco Short-Term Investment Trust Treasury Portfolio - Institutional Class, 0.230% [1]	17,875
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,875)		17,875
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $4,451,276)		4,733,432
Liabilities in Excess of Other Assets: (0.2)%		(8,340)
TOTAL NET ASSETS: 100.0%		$4,725,092

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of March 31, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc.
and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	$4,451,979
Gross unrealized appreciation	467,282
Gross unrealized depreciation	(185,829)
Net unrealized appreciation	$281,453

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at March 2016 (Unaudited)
The DSM Global Growth & Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$4,450,184	$-	$-	$4,450,184
Real Estate Investment Trusts	265,373	-	-	265,373
Short-Term Investments	17,875	-	-	17,875
Total Investments in Securities	$4,733,432	$-	$-	$4,733,432

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2016.

Percentage
of Total
Net Assets
PORTFOLIO DIVERSIFICATION (Unaudited)
March 31, 2016
United States	46.5%
Switzerland	6.7
France	6.2
Australia	4.5
China	4.5
Ireland	4.1
Bermuda	3.8
Germany	3.7
Canada	3.4
Liberia	3.4
Belgium	3.1
Sweden	2.9
Cayman Islands	2.8
Britain	2.6
Jersey	2.0
Liabilities in excess of other assets	(0.2)
Total Net Assets	100.0%

Item 2. Controls and Procedures.
(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title  /s/ Elaine E. Richards
                                           Elaine E. Richards, President/Principal Executive Officer

Date  May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                              Elaine E. Richards, President/Principal Executive Officer

Date  May 31, 2016

By (Signature and Title)* /s/ Eric C. VanAndel
                                              Eric C. VanAndel, Treasurer/Principal Financial Officer

Date  May 26, 2016

* Print the name and title of each signing officer under his or her signature.